497(e)
                                                                      333-104162

SUPPLEMENT DATED DECEMBER 1, 2008 TO
PROSPECTUSES DATED MAY 1, 2008 FOR

MONY VARIABLE UNIVERSAL LIFE
MONY CUSTOM EQUITY MASTER
THE MONYEQUITY MASTER

ISSUED BY:

MONY LIFE INSURANCE COMPANY
MONY LIFE INSURANCE COMPANY OF AMERICA


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. The Portfolios discussed below may not be available in all policies. As applicable to your policy, please note the changes described below.


CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST ("TRUST")


1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.




--------------------------------------------------------------------------------
   Existing Portfolio Name      New Portfolio Name
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Value   EQ/Large Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/FI Mid Cap                EQ/Mid Cap Index
--------------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "The Portfolios" or "The Funds" replacing information shown in the Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                 Investment Manager (or Sub-Adviser(s), as
 Portfolio Name             Objective                                              applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Bond Index             Seeks to achieve a total return before expenses that   o SSgA Funds Management, Inc.
                            approximates the total return performance of the
                            Lehman Brothers Aggregate Bond Index ("Index"),
                            including reinvestment of coupon payments, at a risk
                            level consistent with that of the Index.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS   Seeks to achieve capital appreciation.                 o AXA Equitable
                                                                                   o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Index          Seeks to achieve long-term growth of capital.          o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------



IF (AR)                                                                 x02266

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value) are used to reduce this portfolio's expenses. This statement, as it pertains to the Portfolio, is deleted from the Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                Acquired     Total Annual    Fee Waivers      Net Total
                                                               Fund Fees       Expenses        and/or          Annual
                                                              and Expenses      (Before         Expense        Expenses
                            Management    12b-1     Other     (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                Fees        Fees    Expenses    Portfolios)    Limitations)      ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS     0.46%            --     0.16%           --        0.62%                --        0.62%
  EQ/Mid Cap Index            0.35%            --     0.12%           --        0.47%                --        0.47%
------------------------------------------------------------------------------------------------------------------------------------

    Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
                1290 Avenue of the Americas, New York, NY 10104.

 Copyright 2008 MONY Life Insurance Company and MONY Life Insurance Company of
                          America. All rights reserved.


                           MONY Life Insurance Company
                     MONY Life Insurance Company of America
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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